Note 5 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements:
On
September 1, 2010,
the Company entered into separate agreements with Central Mare pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

As of
December 31, 2018
the amount due to Central Mare was
$51
and as of
December 31, 2019
the amount due to Central Mare was
$0.
These amounts are presented in Due to and from related parties, on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended
December 31, 2017,
2018
and
2019
are as follows:

	Year Ended December 31,
	2017	2018	2019	Presented in:
Executive officers and other personnel expenses	2,400	2,400	360	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares*	(25)	(34)	(34)	Management fees - related parties - Statement of comprehensive loss
Total	2,375	2,366	326

*As per the Company’s equity incentive plan, or the
2015
plan (currently null and void since due to the recent reverse stock splits of the Company’s stock the shares left to be vested are zero
), the Company incurred an amortization gain of
$25,
$34
and
$34
relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for the years ended
December 31 2017,
2018
and
2019
respectively.

On
March 27, 2017
and
January 2, 2018,
the Company’s board of directors granted to the Chief Executive Officer a bonus of
$1,500
and
$2,250
respectively, to be distributed at his own discretion to other executives and is included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive loss.

(b)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements:
On
March 10, 2014,
the Company entered into a letter agreement, or the Letter Agreement, with CSM, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, and on
March 10, 2014
and
June 18, 2014
the Company entered into management agreements, or Management Agreements, between CSM and the Company’s vessel-owning subsidiaries respectively. The Letter Agreement could only be terminated subject to an eighteen
-month advance notice, subject to a termination fee equal to twelve
months of fees payable under the Letter Agreement.

Pursuant to the Letter Agreement, as well as the Management Agreements concluded between CSM and the Company’s vessel-owning subsidiaries, the Company paid a technical management fee of
$595
per day per vessel for the provision of technical, operation, insurance, bunkering and crew management, commencing three
months before the vessel was scheduled to be delivered by the shipyard and a commercial management fee of
$328
per day per vessel, commencing from the date the vessel was delivered from the shipyard. In addition, the Management Agreements provided for payment to CSM of: (i)
$541
per day for superintendent visits plus actual expenses; (ii) a chartering commission of
1.25%
on all freight, hire and demurrage revenues; (iii) a commission of
1.00%
on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of
0.2%
on derivative agreements and loan financing or refinancing. CSM also performed supervision services for all of the Company’s newbuilding vessels while the vessels were under construction, for which the Company paid CSM the actual cost of the supervision services plus a fee of
7%
of such supervision services.

CSM provided, at cost, all accounting, reporting and administrative services. Finally, the Letter Agreement provided for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The Management Agreements had an initial term of five
years, after which they would have continued to be in effect until terminated by either party subject to an eighteen
-month advance notice of termination. Pursuant to the terms of the Management Agreements, all fees payable to CSM were adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than
2%
than a
2%
increase was effected.

As of
December 31, 2018
and
2019
the amounts due to CSM were
$2,366
and
$0
respectively and are presented in Due to related parties, on the accompanying consolidated balance sheets.

On
January 1, 2019,
the Company terminated the letter agreement with CSM without incurring any penalties

The fees charged by and expenses relating to CSM for the years ended
December 31, 2017
and
2018
are as follows:

	Year Ended December 31,
	2017	2018	Presented in:
Management fees	34	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,242	2,455	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	31	63	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	136	187	Vessel operating expenses -Statement of comprehensive loss
	22	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	183	233	Management fees - related parties -Statement of comprehensive loss
Financing fees	139	139	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	1,081	3,861	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	487	511	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	1,250	Management fees - related parties - Statement of comprehensive loss
Total	5,605	8,901

For the years ended
December 31, 2017
and
2018,
CSM charged the Company newbuilding supervision related pass-through costs amounting to
$454
and
$958
respectively.

(c) Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements:
On
January 1, 2019,
the Company entered into a letter agreement with CSI (“CSI Letter Agreement”), a related party affiliated with the family of Evangelos J. Pistiolis and on the same date the Company entered into management agreements, or Management Agreements, between CSI and the Company’s vessel-owning subsidiaries respectively. The CSI Letter Agreement can only be terminated subject to an eighteen
-month advance notice, subject to a termination fee equal to twelve
months of fees payable under the CSI Letter Agreement.

Pursuant to the CSI Letter Agreement, as well as the Management Agreements concluded between CSI and the Company’s vessel-owning subsidiaries, the Company pays a management fee of
$550
per day per vessel for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three
months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i)
$500
per day for superintendent visits plus actual expenses; (ii) a chartering commission of
1.25%
on all freight, hire and demurrage revenues; (iii) a commission of
1.00%
on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of
0.2%
on derivative agreements and loan financing or refinancing. CSI also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSI the actual cost of the supervision services plus a fee of
7%
of such supervision services.

CSI provides, at cost, all accounting, reporting and administrative services. Finally, the CSI Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The management agreements have an initial term of five
years, after which they will continue to be in effect until terminated by either party subject to an eighteen
-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than
2%
than a
2%
increase is effected.

As of
December 31, 2019
the amount due to CSI is
$621
and is presented in Due to related parties, on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to CSI for the year ended
December 31, 2019
are as follows:

	Year Ended December 31,
	2019	Presented in:
Management fees	109	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,237	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	55	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	247	Vessel operating expenses -Statement of comprehensive loss
	172	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	240	Management fees - related parties -Statement of comprehensive loss
Financing fees	263	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	829	Voyage expenses - Statement of comprehensive loss
Total	4,152
For the year ended
December 31, 2019,
CSI charged the Company newbuilding supervision related pass-through costs amounting to
$985,
which are
not
included in the table above and are presented within Vessels, net / Advances for vessels acquisitions / under construction in the Company’s accompanying consolidated balance sheet.

(d) Family Trading Inc. (“Family Trading”) - Revolving Credit Facility and Assumption of Liabilities:
As of the date of issuance of these financial statements there have been various amendments and addendums to the Family Trading credit facility (“Further Amended Family Trading Credit Facility”) (see Note
8
). As of
December 31, 2018
the interest and fees due to Family Trading were
$1,806,
representing
$301
of interest payable,
$5
of commitment fees payable and
$1,500
of arrangement fees payable and are presented in Due to related parties, on the accompanying consolidated balance sheets.

(e) Issuance of Series E Shares to Family Trading Inc (“Family Trading”):
On
March 29, 2019
the Company entered into a stock purchase agreement with Family Trading pursuant to which the Company exchanged the outstanding principal, fees and interest of the Further Amended Family Trading Credit Facility with
27,129
Series E Shares (defined below, also see Note
8
and
10
). As of
December 31, 2019
dividends due to Family Trading were
$1,621
and are presented in Due to related parties, on the accompanying consolidated balance sheets.

(f) Vessel Acquisitions from affiliated entities:
From
February 20
to
November 24, 2017
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of M/T Eco Palm Desert and M/T Eco California,
90%
interest in M/T Stenaweco Elegance and
50%
interests in M/T Eco Holmby Hills and M/T Eco Palm Springs. On
January 31, 2018
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of the construction contracts of M/T Eco Marina Del Ray, M/T Eco Bel Air, M/T Eco Beverly Hills and
10%
interest in M/T Stenaweco Elegance. On
December 18, 2019
the Company entered into a series of transactions with
two
entities affiliated with Evangelos J. Pistiolis that led to the purchase of the newbuilding vessels, M/T Eco Los Angeles and M/T Eco City of Angels (see Notes
1,
3
and
4
). As of
December 31, 2019
the Company owes
$14,350
to the previous owners of the newbuilding vessels presented in Due to related parties in the accompanying consolidated balance sheets.

(g)
Charter Party with Central Tankers Chartering Inc (“Central Tankers Chartering”):
On
September 1, 2017
the Company entered into a time charter party with Central Tankers Chartering, a related party affiliated with the family of Evangelos J. Pistiolis, for the vessel M/T Eco Palm Desert delivered from Hyundai in
September 2018.
The time charter was for a firm period of
three
years at a daily rate of
$14,750
with
two
optional years at daily rates of
$15,250
and
$15,750
respectively, at Central Tankers Chartering’s option. The time charter carried a
1.25%
address commission payable to Central Tankers Chartering. Total revenue backlog from this time charter for the firm period was
$15,949,
assuming
no
off-hire days. As of
December 31, 2018
the amounts due from Central Tankers Chartering were
$75
and are presented in Due from related parties, on the accompanying consolidated balance sheets. In
April 2019
the Company terminated the time charter party with Central Tankers Chartering without incurring any penalties and entered into a time charter agreement with Shell Tankers Singapore Private Limited (“Shell”) until
September 2020.
The time charter with Shell consists of a fixed amount per day plus a
50%
profit share for earned rates over the fixed amount.